SCHEDULE OF EXPOSURE TO INTEREST RATE RISKS AND EFFECTIVE INTEREST RATES OF FINANCIAL ASSETS AND LIABILITIES (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 NZD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 GBP (£)
IfrsStatementLineItems [Line Items]
Financial assets			$ 7,868,637					$ 7,868,637
Financial liabilities			875,189					532,846
Borrowing [member]
IfrsStatementLineItems [Line Items]
Weighted ave. effective rate %	16.00%
Average maturity period days	287
Financial liabilities			643,546
Leases [member]
IfrsStatementLineItems [Line Items]
Weighted ave. effective rate %	4.77%	4.77%
Financial liabilities			231,643					532,846
Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets			1,516,646					1,516,646
Financial liabilities
Floating interest rate [member] | Borrowing [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Floating interest rate [member] | Leases [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets			6,351,991					6,351,991
Financial liabilities			875,189					532,846
Fixed interest rate [member] | Borrowing [member]
IfrsStatementLineItems [Line Items]
Financial liabilities			643,546
Fixed interest rate [member] | Leases [member]
IfrsStatementLineItems [Line Items]
Financial liabilities			231,643					532,846
Cash at Bank / on Hand [member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 492,038	$ 1,296,082	1,020,608	$ 38,571	€ 129,130	£ 124,588	$ 39,600	7,851,197	$ 10,766	€ 100,369	£ 41,858
Weighted ave. effective rate %	3.51%	4.46%
Average maturity period days	At call	At call
Cash at Bank / on Hand [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets			84,148					1,516,646
Cash at Bank / on Hand [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets			936,460					6,334,551
Performance Bond and Deposits [member]
IfrsStatementLineItems [Line Items]
Financial assets			18,790					17,440
Average maturity period days	At call	At call
Performance Bond and Deposits [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets
Performance Bond and Deposits [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets			$ 18,790					$ 17,440